Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000020964 [Member] | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000020964 [Member] | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000020964 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000020964 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020964 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020964 [Member] | Costco Wholesale Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020964 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020964 [Member] | Export Development Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020964 [Member] | International Bank for Reconstruction And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020964 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020964 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000020964 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000020964 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000020964 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020964 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000020964 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020964 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000020964 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020964 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020964 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020964 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000020964 [Member] | Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000020964 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020964 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225233 [Member] | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000225233 [Member] | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000225233 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225233 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225233 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225233 [Member] | Costco Wholesale Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225233 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225233 [Member] | Export Development Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225233 [Member] | International Bank for Reconstruction And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225233 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225233 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000225233 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000225233 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000225233 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000225233 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000225233 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000225233 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000225233 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225233 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225233 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225233 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000225233 [Member] | Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000225233 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000225233 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000020965 [Member] | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000020965 [Member] | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000020965 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020965 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020965 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020965 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000020965 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020965 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020965 [Member] | Procter And Gamble Company The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020965 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020965 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000020965 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000020965 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000020965 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000020965 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000020965 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000020965 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000020965 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020965 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020965 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020965 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000020965 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000020965 [Member] | Other Liabilities Less Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000202490 [Member] | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000202490 [Member] | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000202490 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000202490 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202490 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202490 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000202490 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000202490 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202490 [Member] | Procter And Gamble Company The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202490 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202490 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000202490 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000202490 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000202490 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000202490 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000202490 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000202490 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000202490 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000202490 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000202490 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202490 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000202490 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000202490 [Member] | Other Liabilities Less Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173338 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000173338 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000173338 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000173338 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000173338 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000173338 [Member] | Sony Group Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000173338 [Member] | ABB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000173338 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000173338 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000173338 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173338 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000173338 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000173338 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000173338 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000173338 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000173338 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000173338 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000173338 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000173338 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173338 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173338 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000173338 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000173338 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173337 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000173337 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000173337 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000173337 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000173337 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000173337 [Member] | Sony Group Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000173337 [Member] | ABB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000173337 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000173337 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000173337 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173337 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000173337 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000173337 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000173337 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000173337 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000173337 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000173337 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000173337 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000173337 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173337 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173337 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000173337 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000173337 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%